Restatement of Previously Issued Financial Statements - Schedule of Restatement of Financial Statements (Detail) - USD ($)			1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 05, 2020	Dec. 31, 2017
Adjustments To Statement Of Balance Sheet [Abstract]
Class A Common Stock	[1]
Additional paid-in capital		4,178,000	4,178,000			7,658,000	4,178,000
(Accumulated Deficit) Retained Earnings		(149,892,000)	(149,892,000)			(231,403,000)	(149,892,000)
Stockholders' Equity		(145,714,000)	(145,714,000)			(223,745,000)	(145,714,000)	$ (80,657,000)		$ (25,644,000)
Adjustments To Statement Of Operations [Abstract]
Net (loss) income						$ (81,511,000)	$ (67,301,000)	$ (56,400,000)
Weighted average shares outstanding, Common Stock						16,514,910	15,524,845	15,039,814
Basic and diluted net loss per share, Common Stock						$ (5.99)	$ (5.22)	$ (4.14)
Adjustments To Statement Of Cash Flows [Abstract]
Net (loss) income						$ (81,511,000)	$ (67,301,000)	$ (56,400,000)
Collective Growth Corp [Member]
Adjustments To Statement Of Balance Sheet [Abstract]
Warrant Liability						41,975,813
Class A Common Stock Subject to Possible Redemption						97,777,000
Additional paid-in capital		24,569	24,569			34,854,235	24,569
(Accumulated Deficit) Retained Earnings		(348)	(348)			(29,855,151)	(348)
Stockholders' Equity		24,652	24,652			5,000,007	$ 24,652
Adjustments To Statement Of Operations [Abstract]
Change in fair value of warrant liability						(26,454,375)
Transaction costs associated with Initial Public Offering						(700,705)
Compensation expense related to warrant liabilities						(1,665,188)
Net (loss) income		$ (348)	$ (348)			$ (29,854,803)
Weighted average shares outstanding, Common Stock		3,750,000	3,750,000			5,094,825
Basic and diluted net loss per share, Common Stock		$ 0.00	$ 0.00			$ (5.86)
Weighted average shares outstanding, Class A Common Stock subject to possible redemption						13,211,642
Basic and diluted net income per share, Class A Common Stock subject to possible redemption			$ 0.00			$ 0.00
Adjustments To Statement Of Cash Flows [Abstract]
Net (loss) income		$ (348)	$ (348)			$ (29,854,803)
Change in fair value of warrant liability						26,454,375
Transaction costs associated with Initial Public Offering						700,705
Compensation expense related to warrant liabilities						1,665,188
Initial classification of Class A Common Stock subject to possible redemption						131,280,140
Change in value of Class A Common Stock subject to possible redemption						(33,503,140)
Collective Growth Corp [Member] | Class A Common Stock
Adjustments To Statement Of Balance Sheet [Abstract]
Class A Common Stock						548
Stockholders' Equity						548
Previously Reported [Member] | Collective Growth Corp [Member]
Adjustments To Statement Of Balance Sheet [Abstract]
Class A Common Stock Subject to Possible Redemption				$ 140,523,230	$ 140,191,390	139,752,810			$ 140,786,390
Additional paid-in capital				5,263,977	5,595,814	6,034,389			5,000,764
(Accumulated Deficit) Retained Earnings				(264,465)	(596,312)	(1,034,883)			(1,310)
Stockholders' Equity				5,000,008	5,000,001	5,000,010			5,000,003
Common Stock Subject to Possible Redemption				14,052,323	14,019,139	13,975,281			14,078,639
Adjustments To Statement Of Operations [Abstract]
Net (loss) income				$ (264,117)	$ (595,964)	$ (1,034,535)
Weighted average shares outstanding, Common Stock				4,114,265	4,398,294	4,547,874
Basic and diluted net loss per share, Common Stock				$ (0.06)	$ (0.14)	$ (0.23)
Weighted average shares outstanding, Class A Common Stock subject to possible redemption						14,045,743
Basic and diluted net income per share, Class A Common Stock subject to possible redemption						$ 0.00
Adjustments To Statement Of Cash Flows [Abstract]
Net (loss) income				$ (264,117)	$ (595,964)	$ (1,034,535)
Initial classification of Class A Common Stock subject to possible redemption				140,786,390	140,786,390	140,786,390
Change in value of Class A Common Stock subject to possible redemption				(263,160)	(595,000)	(1,033,580)
Previously Reported [Member] | Collective Growth Corp [Member] | Class A Common Stock
Adjustments To Statement Of Balance Sheet [Abstract]
Class A Common Stock				121	124	129			118
Revision of Prior Period, Reclassification, Adjustment [Member] | Collective Growth Corp [Member]
Adjustments To Statement Of Balance Sheet [Abstract]
Warrant Liability				8,609,063	7,363,688	41,975,813			15,521,438
Class A Common Stock Subject to Possible Redemption				(8,609,063)	(7,363,688)	(41,975,810)			(15,521,438)
Additional paid-in capital				(4,546,568)	(5,595,814)	28,819,845			2,365,738
(Accumulated Deficit) Retained Earnings				4,546,482	5,595,740	(28,820,268)			(2,365,893)
Stockholders' Equity						(3)
Common Stock Subject to Possible Redemption				(860,906)	(736,369)	(4,197,581)			(1,552,144)
Adjustments To Statement Of Operations [Abstract]
Change in fair value of warrant liability				6,912,375	8,157,750	(26,454,375)
Transaction costs associated with Initial Public Offering				(700,705)	(700,705)	(700,705)
Compensation expense related to warrant liabilities				(1,665,188)	(1,665,188)	(1,665,188)
Net (loss) income				$ 4,546,482	$ 5,791,857	$ (28,820,268)
Weighted average shares outstanding, Common Stock				292,500	483,351	546,951
Basic and diluted net loss per share, Common Stock				$ 1.03	$ 1.20	$ (5.63)
Weighted average shares outstanding, Class A Common Stock subject to possible redemption						(834,101)
Adjustments To Statement Of Cash Flows [Abstract]
Net (loss) income				$ 4,546,482	$ 5,791,857	$ (28,820,268)
Change in fair value of warrant liability				(6,912,375)	(8,157,750)	26,454,375
Transaction costs associated with Initial Public Offering				700,705	700,705	700,705
Compensation expense related to warrant liabilities				1,665,188	1,665,188	1,665,188
Initial classification of Class A Common Stock subject to possible redemption				(9,506,250)	(9,506,250)	(9,506,250)
Change in value of Class A Common Stock subject to possible redemption				897,187	2,142,562	(32,469,560)
Revision of Prior Period, Reclassification, Adjustment [Member] | Collective Growth Corp [Member] | Class A Common Stock
Adjustments To Statement Of Balance Sheet [Abstract]
Class A Common Stock				86	74	420			155
As Restated [Member] | Collective Growth Corp [Member]
Adjustments To Statement Of Balance Sheet [Abstract]
Warrant Liability				8,609,063	7,363,688	41,975,813			15,521,438
Class A Common Stock Subject to Possible Redemption				131,914,167	132,827,702	97,777,000			125,264,952
Additional paid-in capital				717,409		34,854,235			7,366,502
(Accumulated Deficit) Retained Earnings				4,282,017	4,999,428	(29,855,151)			(2,367,203)
Stockholders' Equity				5,000,008	5,000,001	5,000,007			5,000,003
Common Stock Subject to Possible Redemption				13,191,417	13,282,770	9,777,700			12,526,495
Adjustments To Statement Of Operations [Abstract]
Change in fair value of warrant liability				6,912,375	8,157,750	(26,454,375)
Transaction costs associated with Initial Public Offering				(700,705)	(700,705)	(700,705)
Compensation expense related to warrant liabilities				(1,665,188)	(1,665,188)	(1,665,188)
Net (loss) income				$ 4,282,365	$ 5,195,893	$ (29,854,803)
Weighted average shares outstanding, Common Stock				4,406,765	4,881,645	5,094,825
Basic and diluted net loss per share, Common Stock				$ 0.97	$ 1.06	$ (5.86)
Weighted average shares outstanding, Class A Common Stock subject to possible redemption						13,211,642
Basic and diluted net income per share, Class A Common Stock subject to possible redemption						$ 0.00
Adjustments To Statement Of Cash Flows [Abstract]
Net (loss) income				$ 4,282,365	$ 5,195,893	$ (29,854,803)
Change in fair value of warrant liability				(6,912,375)	(8,157,750)	26,454,375
Transaction costs associated with Initial Public Offering				700,705	700,705	700,705
Compensation expense related to warrant liabilities				1,665,188	1,665,188	1,665,188
Initial classification of Class A Common Stock subject to possible redemption				131,280,140	131,280,140	131,280,140
Change in value of Class A Common Stock subject to possible redemption				634,027	1,547,562	(33,503,140)
As Restated [Member] | Collective Growth Corp [Member] | Class A Common Stock
Adjustments To Statement Of Balance Sheet [Abstract]
Class A Common Stock				$ 207	$ 198	$ 549			$ 273

[1]	Represents amounts lower than $1.